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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland			EH1 2ES
(Address of principal executive offices)			(Zip code)

Lorraine McFarlane c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-479-4660

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2007 to October 31, 2007

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

MARTIN CURRIE BUSINESS TRUST

MCBT Opportunistic EAFE Fund

MCBT Global Emerging Markets Fund

MCBT Japan Mid Cap Fund

MCBT Pan European Mid Cap Fund

SEMI-ANNUAL REPORT
OCTOBER 31, 2007
(Unaudited)

MARTIN CURRIE BUSINESS TRUST

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

OBJECTIVE	Capital appreciation through investment in an international portfolio of primarily equity and equity-related securities other than securities of issuers located in the USA and Canada.

LAUNCH DATE	July 1, 1994

FUND SIZE	$81.0m

PERFORMANCE	Total return from May 1, 2007 through October 31, 2007

•MCBT Opportunistic EAFE Fund	+16.1%
•Morgan Stanley Capital International (MSCI) EAFE Index	+8.4%

Annualized total return from November 1, 2002 through October 31, 2007

•MCBT Opportunistic EAFE Fund	+25.5%
•Morgan Stanley Capital International (MSCI) EAFE Index	+23.7%

Annualized total return from November 1, 1997 through October 31, 2007

•MCBT Opportunistic EAFE Fund (excluding all transaction fees)	+9.9%
•MCBT Opportunistic EAFE Fund (including all transaction fees)	+9.7%
•Morgan Stanley Capital International (MSCI) EAFE Index	+9.6%

Annualized total return from July 1, 1994 through October 31, 2007

•MCBT Opportunistic EAFE Fund (excluding all transaction fees)	+9.1%
•MCBT Opportunistic EAFE Fund (including all transaction fees)	+9.0%
•Morgan Stanley Capital International (MSCI) EAFE Index (a)	+8.6%

(a)  Performance for the benchmark is not available from July 1, 1994 (commencement of investment operations). For that reason, performance for the benchmark is shown from July 31, 1994.

PORTFOLIO COMMENTS	Two contrasting moods have held sway over global markets. The first (and more dominant) of these moods has been concern about the financial sector's exposure to sub-prime loans and the potential for these loans to go into default. This resulted in dramatic underperformance by banking stocks, a sharp decline in the US dollar and rate cuts by the Federal Reserve. Markets in the developed world managed to recover some of their poise after the Fed's September rate cut, but have since succumbed to their earlier fears, with rising levels of risk aversion and volatility.

The second force driving market returns has been optimism about emerging markets, particularly those stocks and sectors exposed directly to China. The gains made by the major developing markets since mid-August have surprised some commentators. They have, in part, been based on the potential for liquidity to flow from mainland China and into Hong Kong and beyond.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

Risk aversion has risen. Even as the market recovered, risk aversion remained above levels seen earlier in the year. Volatility has also risen, albeit from an extremely low base. This rise can be seen as volatility reverting to long-term average. Growth is being rewarded and, for the first time since the end of the 1990s, value is underperforming.

Over the last six months, the portfolio outperformed the benchmark MSCI EAFE Index by 7.7% with a net return of 16.1%. There were multiple drivers to this excellent relative return. Our holdings in Hong Kong Exchanges & Clearing Ltd. and in China Mobile Ltd. were both big positives, responding well to the market's enthusiasm for 'China plays'. In sympathy with rising copper and energy prices, BHP Billiton rose sharply. In Europe, Fiat S.p.A. continued to perform particularly well, as did the holding in Switzerland's ABB Ltd.

OUTLOOK

In terms of activity, our focus remained on investing in the beneficiaries of sustainable positive change. We have recently identified opportunities in the utility sector, where shortages of power production capacity have prompted a fresh wave of investment; power prices will need to rise to fund power station construction. We continue to avoid large integrated companies in the energy sector. Instead, we find that suppliers to the energy industry (such as rig companies, refineries and project management companies) represent better growth opportunities. In the healthcare sector, we continued to steer clear of large pharmaceutical companies, which are coming under intense regulatory scrutiny and being squeezed by generic competition. Instead, we have invested in medical equipment companies and suppliers such as Sonova Holding AG, the hearing aid manufacturer.

At this juncture, the market outlook remains unclear. In particular, it is difficult to predict what impact the problems in the financial sector will have on the broader global economy. Our response to this uncertainty has been to ensure that we are investing in companies with earnings visibility. We have minimal exposure to European banks, but find banks in developing markets to be of interest. We are overweight in industrials, utilities, telecommunications and technology stocks, where positive earnings momentum is visible. This investment in positive change and earnings visibility results in the portfolio being overweight in emerging markets and Europe, financed by underweights in Japan and Asia.

INVESTMENT MANAGER PROFILE	James Fairweather, a member of the team that has primary responsibility for the day-to-day management of the Fund, spent three years with Montague Loebl Stanley & Co. as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed a director in 1987, James became head of our continental European team in 1992. He was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets. James was promoted to chief investment officer in 1997.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY

		% of net assets
Europe
Nokia Oyj	(Finland)	2.9%
National Bank of Greece	(Greece)	2.6
Siemens AG	(Germany)	2.6
BHP Billiton	(United Kingdom)	2.6
E.ON AG	(Germany)	2.5
Bayer AG	(Germany)	2.4
ABB Ltd.	(Switzerland)	2.3
Barclays PLC	(United Kingdom)	2.3
Fiat S.p.A.	(Italy)	2.3
Pacific Basin
Hong Kong Exchanges and Clearing Ltd.	(Hong Kong)	2.3

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

OBJECTIVE	Capital appreciation through investment primarily in equity and equity-related securities of issuers located in countries with emerging markets and developing economies.

LAUNCH DATE	February 14, 1997

FUND SIZE	$596.8m

PERFORMANCE	Total return from May 1, 2007 through October 31, 2007

•MCBT Global Emerging Markets Fund	+41.7%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	+40.0%

Annualized total return from November 1, 2002 through October 31, 2007

•MCBT Global Emerging Markets Fund	+41.2%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	+40.3%

Annualized total return from November 1, 1997 through October 31, 2007

•MCBT Global Emerging Markets Fund (excluding all transaction fees)	+14.8%
•MCBT Global Emerging Markets Fund (including all transaction fees)	+14.6%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	+15.2%

Annualized total return from February 14, 1997 through October 31, 2007

•MCBT Global Emerging Markets Fund (excluding all transaction fees)	+12.7%
•MCBT Global Emerging Markets Fund (including all transaction fees)	+12.5%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (a)	+11.9%

(a)  Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance for the benchmark is shown from February 28, 1997.

PORTFOLIO COMMENTS	Emerging markets performed very strongly during the past six months. The MSCI Emerging Markets Free index soared by almost 40%. This number conceals huge volatility however. Markets were initially strong, only to sell off sharply in July and August. The index's overall performance was due to an extremely strong rally from mid-August.

The comeback was driven by strong global liquidity and huge inflows to the asset class, as investors looked for diversification from the slowing economies of developed markets and the US into fast-growing economies with their own secular growth drivers. Emerging markets were even perceived as a 'safe haven' from the global slowdown and the sub-prime-induced credit crunch. The rally concentrated on large-cap cyclical stocks, mainly materials and energy. The strongest markets were China (up over 98%), India (52%) and Brazil (63%).

These did not suit the non-cyclical shape of our portfolio. We were underweight in the energy and materials sectors. We were also underweight in Indian markets, and the portfolio has a large mid-cap component.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

In spite of this we outperformed the benchmark by 1.7%, returning 41.7% for the period. This was mainly due to successful stock selection.

Our Chinese and Hong Kong stock performance was very strong. Significant contributors included Hong Kong Exchanges & Clearing Ltd., which soared by 240%, and China Mobile Ltd., which gained 126%. China Life Insurance Co., Ltd., China Merchants Bank Co., Ltd. and Shimao Property Holdings Ltd. also performed strongly.

Our Korean portfolio also made a major contribution to relative performance, thanks to some notable moves in individual holdings. Construction was again a key positive contributor, with GS Engineering & Construction Corp. rising by 108% and Hyundai Development Co. by about 91%. Shipbuilders also put in another strong six months, with Hyundai Heavy Industries rising 117%.

With JSC MMC Norilsk Nickel, ADR and major mobile operator Mobile Telesystems, ADR performing particularly well, Russian stocks also contributed strongly.

South Africa was among the weakest markets, mainly due to the underperformance of banking stocks, which we don't hold. We benefited from good stockpicking. Construction and infrastructure growth is very strong in South Africa and across emerging markets. Murray & Roberts Holdings Ltd., the construction and engineering group, continues to experience earnings upgrades; as a result its share price advanced significantly.

Other strong performers were two Brazilian stocks: Uniao de Bancos Brasileiros (a bank) and Rossi Residential SA (a house builder operating in the lower-to-middle segment of the property market). Both are typical of our preference for secular stocks that are driven by domestic growth.

OUTLOOK

We remain very positive about Central Europe and large Latin American markets in Mexico and Brazil. We are especially bullish about domestically orientated stocks that benefit from secular themes (e.g. the emerging strong credit cycle, domestic consumption and convergence).

We also remain upbeat about the outlook for Asia. Regionally, however, valuation multiples have expanded and can no longer be considered very cheap. That said, there exist significant differences in valuation and relative earnings momentum across the region. The bulk of the expansion in valuation multiples is coming through China and Hong Kong. Many Hong Kong-listed Chinese companies are now trading on multiples which have little connection with the underlying returns the businesses are capable of making, which presents an obvious risk.

INVESTMENT MANAGER PROFILE	Dariusz Sliwinski is a director of Martin Currie and speaks Polish, Russian, English and Italian. Dariusz initially received a master's degree in electronic engineering before working in a number of different industries in post-communist Poland. After gaining an MBA from SDA Bocconi in Milan, Dariusz became an investment manager in 1994.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

He initially worked with Powszechny Bank Gospodarczy Investment Fund, moving to Consortium Raiffeisen Atkins in 1995 to become a senior investment manager.

Dariusz joined Martin Currie's emerging markets team in 1997. He was initially responsible for managing emerging European mandates, and assumed responsibility for our EMEA portfolios in 2001. In December 2002, he was appointed manager of two flagship funds - MCBT Global Emerging Markets and an emerging markets open-end fund offered to non-US investors.

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY

		% of net assets
Pacific Basin
China Mobile Ltd.	(Hong Kong)	6.0%
China Life Insurance Co., Ltd.	(Hong Kong)	3.2
Hyundai Heavy Industries	(South Korea)	2.9
Hong Kong Exchanges and Clearing Ltd.	(Hong Kong)	2.8
Taiwan Semiconductor Manufacturing	(Taiwan)	2.7
Latin America
Companhia Vale do Rio Doce, ADR	(Brazil)	3.8
Petroleo Brasileiro, ADR	(Brazil)	2.8
Rossi Residencial SA	(Brazil)	2.7
Europe
Gazprom OAO, ADR	(Russia)	3.0
JSC MMC Norilsk Nickel, ADR	(Russia)	2.8

MCBT JAPAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

OBJECTIVE	Capital appreciation through investment primarily in equity and equity-related securities of midsized companies located in Japan.

LAUNCH DATE	August 15, 1994

FUND SIZE	$38.5m

PERFORMANCE	Total return from May 1, 2007 through October 31, 2007

•MCBT Japan Mid Cap Fund	-0.8%
•Morgan Stanley Capital International (MSCI) Japan Index	+0.1%

Annualized total return from November 1, 2002 through October 31, 2007

•MCBT Japan Mid Cap Fund	+20.9%
•Morgan Stanley Capital International (MSCI) Japan Index	+16.8%

Annualized total return from November 1, 1997 through October 31, 2007

•MCBT Japan Mid Cap Fund (excluding all transaction fees)	+10.7%
•MCBT Japan Mid Cap Fund (including all transaction fees)	+10.6%
•Morgan Stanley Capital International (MSCI) Japan Index	+4.0%

Annualized total return from August 15, 1994 through October 31, 2007

•MCBT Japan Mid Cap Fund (excluding all transaction fees)	+6.6%
•MCBT Japan Mid Cap Fund (including all transaction fees)	+6.5%
•Morgan Stanley Capital International (MSCI) Japan Index	+0.4%

PORTFOLIO COMMENTS	During the six months to October, the fund fell 0.8%, while its benchmark MSCI rose 0.1%. These figures belie significant stockmarket volatility in Japan and worldwide. Japan also faced aggressive selling by the Post Office insurance and pensions system ahead of privatization, which exacerbated the supply-demand imbalance of the summer months. Overall, the market environment has been tough, making stock selection very difficult.

The worst-performing sectors were largely financial; the stocks within those sectors sold off fairly arbitrarily. While mega-banks and global securities houses are generally outside the capitalization range of securities held by the Fund, our holdings in regional banks like Fukuoka Financial Group, Inc. and Mitsui Trust Holdings were among the biggest negative contributors to the fund.

On the flipside, software & services - an area we favor - was the best-performing sector. We like games software companies such as Capcom Co., Ltd. because they stand to benefit from the introduction of new hardware, such as that used in Nintendo's Wii and DS products. We also support corporate systems providers like OBIC because we know Japanese companies must make up for years of underspend on IT. Both Capcom Co., Ltd. and OBIC were significant positive contributors over the period.

MCBT JAPAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

Some of our stocks performed well for very specific reasons. For example, Geo was one of our biggest positive contributors, even though retail was among the worst sectors. The company stands apart from its peers as a result of growth in its same-store sales. Geo's management is also very proactive on the balance sheet, using debt to fund M&A and get RoE up. Another interesting case in point is Aisin Seiki, our Toyota Motor affiliate. Since we benefited from not owning large-cap car companies like Toyota, it seems slightly incongruous that owning Aisin Seiki was also a big positive. But the market appreciated the breadth of Aisin Seiki's business, and rewarded it for being a safer haven than its parent in the context of a possible US slowdown. The same could probably be said of Toyota Tsusho, our other Toyota Motor affiliate.

We added a few new names to the portfolio, achieving more resources exposure in the form of trading company Sojitz Corp. This company, along with its peer Itochu, was a positive contributor. We added another software and services name in the form of NSD Co., Ltd. We also bought Nihon Kohden Corp., which makes medical equipment. We sold our final holdings in Diamond City Co., Ltd. into bid strength. And we proactively disposed of Taiheiyo Cement Corp. ahead of poor interim numbers.

OUTLOOK

We remain positive about Japan. The economy should continue to enjoy solid economic growth. Consumption remains lackluster, but capex is robust. The impact of a possible US slowdown on exports is a worry, but we are heartened by the solid ongoing demand for Japanese goods and services in Europe and Asia. With regards to the stockmarket, the liquidity issue created by Post Office insurance and pension system selling is now largely resolved. That selling was triggered by a transition of management. When new managers are appointed, they are expected to buy back in and have a positive impact on the market. It is not clear when this will happen, but we would hope to see a rally near the end of the calendar year.

In corporate Japan there remains a number of quality companies with good fundamentals that look cheap after recent stockmarket volatility and sell-offs. We already hold some of these. We are researching others and may well add them to the portfolio in coming months. Overall, it feels as if there are more stocks to buy than to sell out there. In the past, we have complained about Japanese management's attitude towards shareholders: their refusal to pay out free cashflow as dividends, and somewhat arbitrary use of share buybacks. But we have been encouraged over the last couple of months. The number of companies that bought back shares during August's swinging sell-off is especially encouraging on the corporate governance front. We would hope to see more of this in future.

INVESTMENT MANAGER PROFILE	Paul Danes has worked in the investment industry since joining Morgan Grenfell in 1993 as a Japanese equity analyst. He went on to specialize in Japanese small caps, moving to Tokyo in 1995 and relocating to New York in 1997. He returned to Tokyo in 2001 where he worked as part of a team managing around $1billion in Japanese small caps. Before joining Martin Currie, he worked for Nordea in Luxembourg, running around €200m in a Japanese value strategy. Paul joined Martin Currie in September 2007, and manages our Japanese mid-cap portfolios. Katy Marchbank-Smith is the deputy manager and helps Paul manage the Fund.

MCBT JAPAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY SECTOR/INDUSTRY

		% of net assets
Industrials
Toyota Tsusho	(Import/Export)	3.7%
Itochu	(Import/Export)	2.9
Sumitomo Electric Industries	(Electrical Equipment)	2.7
Aisin Seiki	(Auto Parts)	2.4
Financials
Leopalace21	(Real Estate)	3.3
Fukuoka Financial Group, Inc.	(Banks)	2.2
Consumer Discretionary
Capcom Co., Ltd.	(Software)	2.4
Geo	(Retail)	2.3
Information Technology
OBIC	(Computers)	3.3
Health Care
Miraca Holdings, Inc.	(Medical Products)	2.2

MCBT PAN EUROPEAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

OBJECTIVE	Capital appreciation through investment primarily in equity and equity-related securities of midsized companies located in developed European countries, including the United Kingdom. Effective January 1, 2008, the Fund's name will change to MCBT Pan European Select Fund.

LAUNCH DATE	June 6, 2002

FUND SIZE	$120.9m

PERFORMANCE	Total return from May 1, 2007 through October 31, 2007

•MCBT Pan European Mid Cap Fund	+4.7%
•Morgan Stanley Capital International (MSCI) European Index	+8.6%

Annualized total return from November 1, 2002 through October 31, 2007

•MCBT Pan European Mid Cap Fund	+36.9%
•Morgan Stanley Capital International (MSCI) European Index	+24.9%

Annualized total return from June 6, 2002 through October 31, 2007

•MCBT Pan European Mid Cap Fund	+30.0%
•Morgan Stanley Capital International (MSCI) European Index	+19.0%

PORTFOLIO COMMENTS	Over the six months to October 31, the portfolio returned 4.7% (in dollars), against 8.6% for MSCI Europe. Since launch, the portfolio has returned 30%, vs. 19% for the index. During the period under review, the collapse of sub-prime loans in the US led to an increase in risk aversion and a tendency to mean reversion. This environment did not reward our investment approach.

The fund benefited from owning stocks with good results and earnings upgrades: TomTom NV (satellite navigation devices; +87% in dollars), Millicom International Cellular SA (emerging markets mobile telephony; +45%), Deutsche Boerse AG (stock and derivative exchanges; +36.4%), MAN AG (trucks; +34.7%) and Julius Baer Holding Ltd. (private bank; +22.3%).

Financials such as Anglo Irish Bank (-25.6%), Irish Life and Permanent PLC (-14%) and Investec PLC (-13.7%) were sold off due to top-down concerns. As the sub-prime crisis unfolded, we looked closely at these stocks - and at all of our financial holdings - again. It is our firm opinion that all three companies are largely unaffected by sub-prime and that these falls therefore lack justification.

Ramirent OYJ (equipment rental) also fell 11%, due to only meeting earnings expectations and because it operates in the construction sector.

After its chairman sold stock, we sold Petroleum Geo-Services. We reinvested in Nokian Tyres, a Finnish tire manufacturer specializing in winter tires, which enjoys a dominant position in Russia. Results have continually surprised on the upside as the market underestimates the operational gearing of the company's Russian growth. We sold Lanxess after its earnings momentum stalled as analysts caught up with reality, and its valuation normalized. We bought

MCBT PAN EUROPEAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

basic chemicals company Rhodia SA, which had sold off aggressively on unfounded credit concerns, despite impressive EPS upgrades.

In anticipation of poor profits, we sold testing and inspection company SGS. We reinvested into German IFA AWD on the strength of its 6% dividend yield, strong long-term growth outlook, and good earnings momentum. We sold German IFA AWD after its key operational metrics (consultant growth and productivity) deteriorated in the third quarter, reinvesting in Delhaize Group, a Belgian supermarket group operating mainly in the US. Delhaize Group beat numbers for the second quarter and upgraded guidance. But despite this, it trades at the cheapest multiple of any supermarket company in the US or Europe.

We sold Italian Bank Banco Popolare di Verona e Novara Scrl due to weakness at BPI, with whom Bank Banco Popolare di Verona e Novara Scrl was merging, and stretched capital ratios. We reinvested into real estate bank Hypo Real Estate Holding AG, which is cheap, and which is a beneficiary of the turmoil caused by the sub-prime debacle.

After earnings momentum stalled we sold Swedish Match, and bought cables/cleaning company NKT Holding A/S, which has good valuation and excellent earnings momentum due to cost-cutting and a strong cable investment cycle from European utilities.

We sold dialysis company Fesnius Medical Care AG & Co. as we thought earnings expectations were high and its valuation expensive. In its place, we bought Spanish IT services company Indra Sistemas SA, which is attractively valued and has beaten earnings expectations since our purchase.

OUTLOOK

Stockmarkets should gain significantly when the full truth of banks' exposure to sub-prime is admitted, but this will take time. The bull market is maturing, there is less market breadth, and earnings growth and momentum are harder to find. This means extra work, but also greater rewards for stockpickers like us.

INVESTMENT MANAGER PROFILE	Dr. Eric Woehrling joined Martin Currie in 2000 to design the European mid-cap products, which he has managed with Stewart Higgins since their launch in June 2002. Before his move to Martin Currie, Eric worked for Stewart Ivory from 1997. He worked on the UK and emerging markets desks before moving to the European desk, where he assisted the management of their European small cap product which received a fund performance award from S&P in 2001.

Stewart Higgins joined Martin Currie in 1987. He was a UK portfolio manager for three years before moving to the European desk in 1990. He has been managing pan-European portfolios since 1997. Stewart works with Dino Fuschillo in the management of our European portfolios and co-manages our European mid-cap funds with Dr. Eric Woehrling. Stewart has 19 years of experience and has attained the professional qualification of ASIP.

MCBT PAN EUROPEAN MID CAP FUND

PROFILE AT OCTOBER 31, 2007 (Unaudited)

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY

		% of net assets
Europe
Deutsche Boerse AG	(Germany)	5.9%
Millicom International Cellular SA	(Luxembourg)	5.9
MAN AG	(Germany)	5.0
Julius Baer Holding Ltd.	(Switzerland)	4.4
Hypo Real Estate Holding AG	(Germany)	4.2
Anglo Irish Bank	(Ireland)	4.1
Casino Guichard Perrachon SA	(France)	4.1
TomTom NV	(Netherlands)	4.0
Banco Espirito Santo SA	(Portugal)	4.0
Sonova Holding AG	(Switzerland)	4.0

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS† – 99.0%
EUROPE – 73.9%
BELGIUM – 1.4%
Delhaize Group	11,685	$1,108,165
TOTAL BELGIUM – (Cost $1,024,574)		1,108,165
CZECH REPUBLIC – 1.9%
CEZ	21,376	1,547,922
TOTAL CZECH REPUBLIC – (Cost $1,099,851)		1,547,922
DENMARK – 1.3%
Novozymes A/S, Series B	9,849	1,071,927
TOTAL DENMARK – (Cost $1,030,802)		1,071,927
FINLAND – 4.3%
Nokia Oyj	59,064	2,339,987
Nokian Renkaat Oyj	29,849	1,124,181
TOTAL FINLAND – (Cost $2,854,365)		3,464,168
FRANCE – 8.9%
Accor SA	12,992	1,239,644
Casino Guichard Perrachon SA	9,573	1,069,004
Electricite de France	9,894	1,186,542
Nexans SA	7,513	1,276,461
PPR	7,619	1,510,013
Rhodia SA*	24,570	952,055
TOTAL FRANCE – (Cost $6,281,160)		7,233,719
GERMANY – 13.2%
Allianz SE	8,071	1,814,714
Bayer AG	23,136	1,928,374
E.ON AG	10,410	2,034,210
MAN AG	8,596	1,534,053
Siemens AG	15,622	2,120,812
Tognum AG*	35,992	1,298,712
TOTAL GERMANY – (Cost $8,983,863)		10,730,875
GREECE – 2.6%
National Bank of Greece	30,760	2,137,862
TOTAL GREECE – (Cost $1,516,497)		2,137,862
IRELAND – 1.5%
Bank of Ireland	63,983	1,181,702
TOTAL IRELAND – (Cost $1,257,265)		1,181,702

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS† – Continued
EUROPE – Continued
ITALY – 6.1%
Enel S.p.A.	137,430	$1,645,348
Fiat S.p.A.	56,670	1,828,949
UniCredito Italiano	166,531	1,425,659
TOTAL ITALY – (Cost $4,061,537)		4,899,956
LUXEMBOURG – 1.4%
Millicom International Cellular SA*	9,460	1,111,361
TOTAL LUXEMBOURG – (Cost $794,718)		1,111,361
NETHERLANDS – 1.4%
ASML Holding NV*	32,717	1,139,308
TOTAL NETHERLANDS – (Cost $1,088,828)		1,139,308
NORWAY – 1.5%
SeaDrill Ltd.*	51,190	1,218,514
TOTAL NORWAY – (Cost $824,682)		1,218,514
SPAIN – 7.7%
Banco Santander SA	81,405	1,768,787
Inditex	18,935	1,408,442
Tecnicas Reunidas SA	17,100	1,436,671
Telefonica SA	48,805	1,611,172
TOTAL SPAIN – (Cost $5,090,680)		6,225,072
SWEDEN – 1.8%
TeliaSonera AB	151,000	1,485,741
TOTAL SWEDEN – (Cost $1,133,836)		1,458,741
SWITZERLAND – 8.4%
ABB Ltd.	63,182	1,900,260
Julius Baer Holding AG	15,937	1,378,528
Petroplus Holdings AG*	14,155	1,229,276
Roche Holding AG	10,564	1,802,008
Sonova Holding AG	4,353	488,510
TOTAL SWITZERLAND – (Cost $5,666,093)		6,798,582
UNITED KINGDOM – 10.5%
Autonomy Corp. PLC*	83,337	1,702,502
Barclays PLC	146,546	1,840,467
BHP Billiton	54,329	2,068,413
BT Group PLC	265,913	1,802,496
Capita Group PLC	67,922	1,057,815
TOTAL UNITED KINGDOM – (Cost $7,280,545)		8,471,693
TOTAL EUROPE – (Cost $49,989,296)		59,826,567

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS† – Continued
JAPAN – 13.2%
East Japan Railway Co.	138	$1,132,805
Hitachi Construction Machinery	36,400	1,476,635
Itochu Corp.	109,000	1,361,496
Lintec Corp.	41,000	799,636
Mitsui Fudosan Co., Ltd.	43,000	1,177,827
Mitsui O.S.K. Lines Ltd.	80,000	1,306,462
Orix	4,610	927,475
Sumitomo Heavy Industries Ltd.	111,000	1,449,018
Takeda Pharmaceutical Co., Ltd.	17,100	1,061,292
TOTAL JAPAN – (Cost $9,784,501)		10,692,646
LATIN AMERICA – 1.8%
BRAZIL – 1.8%
Unibanco - Uniao de Bancos Brasileiros SA	9,000	1,422,360
TOTAL BRAZIL – (Cost $908,213)		1,422,360
TOTAL LATIN AMERICA – (Cost $908,213)		1,422,360
PACIFIC BASIN – 10.1%
HONG KONG – 5.6%
China Mobile Ltd.	61,500	1,255,353
Hong Kong Exchanges and Clearing Ltd.	56,500	1,866,262
Sun Hung Kai Properties Ltd.	76,000	1,437,580
TOTAL HONG KONG – (Cost $2,354,726)		4,559,195
SINGAPORE – 2.1%
United Overseas Bank Ltd.	113,000	1,679,223
TOTAL SINGAPORE – (Cost $1,574,420)		1,679,223
TAIWAN – 2.4%
Cathay Financial Holding Co., American Style call warrants, expiring 10/19/09#^, 144A	472,000	1,219,333
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	71,196	758,237
TOTAL TAIWAN – (Cost $1,858,825)		1,977,570
TOTAL PACIFIC BASIN – (Cost $5,787,971)		8,215,988
TOTAL COMMON STOCKS† – (Cost $66,469,981)		80,157,561

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Principal Amount	US Value
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement with State Street Bank and Trust, 2.50%, 11/01/2007 (a)	$178,000	$178,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $178,000)		178,000
TOTAL INVESTMENTS – (Cost $66,647,981) – 99.2%		80,335,561
OTHER ASSETS LESS LIABILITIES – 0.8%		652,816
NET ASSETS – 100.0%		$80,988,377

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.7%, Auto Parts 1.6%, Automobiles 2.3%, Banks 16.0%, Building & Construction 1.8%, Chemicals 2.2%, Drugs & Health Care 1.3%, Electric Utilities 3.4%, Electrical Equipment 1.8%, Engineering 2.4%, Financial Services 5.6%, Hotels & Restaurants 1.5%, Human Resources 1.3%. Import/Export 1.7%, Insurance 1.5%, Manufacturing 6.3%, Medical Products 6.5%, Mining 2.6%, Oil & Gas 1.5%, Oil Refining & Marketing 1.5%, Real Estate 3.3%, Retail 3.2%, Retail Grocery 1.3%, Semi-Conductor Manufacturing Equipment 2.3%, Software 2.1%, Telecommunications 3.7%, Telecommunications Equipment 4.5%, Telecommunications Services 5.2%, Tires & Rubber 1.4%, Transport Services 1.6%, Transportation 1.4% and Utilities 4.5%.

*  Non-income producing security.

#  Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^  Security fair valued using methods determined in good faith by or at the direction of the Trustees (see Note A in notes to financial statements). At October 31, 2007, fair valued securities amounted to $1,219,333 or 1.5% of its net assets.

144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)  Repurchase agreement, dated 10/31/2007, due 11/01/2007 with repurchase proceeds of $178,012 is collateralized by Federal Home Loan Mortgage Corp. 4.125% due 02/24/2011 with a market value of $184,538.

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS AND WARRANTS† – 98.0%
AFRICA – 7.1%
SOUTH AFRICA – 7.1%
African Bank Investments Ltd.	1,183,538	$6,571,924
ArcelorMittal South Africa Ltd.	397,370	8,923,826
Mr. Price Group	1,265,311	5,138,121
MTN Group Ltd.	626,824	12,172,510
Murray & Roberts Holdings Ltd.	631,120	9,659,133
TOTAL SOUTH AFRICA – (Cost $29,201,095)		42,465,514
TOTAL AFRICA – (Cost $29,201,095)		42,465,514
EUROPE – 19.1%
CZECH REPUBLIC – 1.7%
CEZ	136,849	9,894,136
TOTAL CZECH REPUBLIC – (Cost $6,616,716)		9,894,136
HUNGARY – 1.9%
OTP Bank	207,215	11,209,690
TOTAL HUNGARY – (Cost $2,542,925)		11,209,690
LUXEMBOURG – 1.6%
Ternium SA, ADR	255,992	9,453,785
TOTAL LUXEMBOURG – (Cost $6,285,935)		9,453,785
POLAND – 2.5%
Bank Zachodni WBK	76,091	8,447,967
Polski Koncern Naftowy Orlen SA*	294,152	6,771,438
TOTAL POLAND – (Cost $6,452,735)		15,219,405
RUSSIA – 9.3%
Gazprom OAO, ADR	359,290	17,892,642
JSC MMC Norilsk Nickel, ADR	53,220	16,764,300
LUKOIL, ADR	86,566	7,912,132
Mobile Telesystems, ADR	157,300	13,055,900
TOTAL RUSSIA – (Cost $25,489,969)		55,624,974
TURKEY – 2.1%
Turkiye Garanti Bankasi AS	1,359,774	12,476,595
TOTAL TURKEY – (Cost $11,766,594)		12,476,595
TOTAL EUROPE – (Cost $59,154,874)		113,878,585

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – 20.9%
BRAZIL – 14.1%
Bovespa Holding SA*	80,700	$1,515,471
Companhia Vale do Rio Doce, ADR	606,976	22,870,856
Medial Saude SA*	609,693	7,997,013
Petroleo Brasileiro, ADR	203,668	16,943,141
Rossi Residencial SA	472,300	15,937,549
Tam SA, ADR	215,500	6,357,250
Unibanco - Uniao de Bancos Brasileiros SA, GDR	777,800	12,314,287
TOTAL BRAZIL – (Cost $38,198,947)		83,935,567
COLUMBIA – 1.7%
Almacenes Exito SA*, GDR, 144A	1,314,818	10,155,287
TOTAL COLUMBIA – (Cost $10,310,145)		10,155,287
MEXICO – 5.1%
America Movil SAB de C.V.	4,917,800	15,612,430
Corporacion GEO, Series B*	1,540,300	5,677,260
Grupo Financiero Banorte, Series O	1,947,466	9,150,579
TOTAL MEXICO – (Cost $15,487,613)		30,440,269
TOTAL LATIN AMERICA – (Cost $63,996,706)		124,531,123
NORTH AMERICA – 0.9%
CANADA – 0.9%
Crew Gold Corp.*	2,773,158	5,313,679
TOTAL CANADA – (Cost $5,972,229)		5,313,679
TOTAL NORTH AMERICA – (Cost $5,972,229)		5,313,679
OTHER AREAS – 3.6%
INDIA – 3.6%
Bharti Airtel Ltd., American Style call warrants, expiring 8/1/10 ^#*, 144A	603,614	15,451,266
Tata Consultancy SVS Ltd., American Style call warrants, expiring 12/9/07 ^#, 144A	241,820	6,382,570
TOTAL INDIA – (Cost $19,191,714)		21,833,836
TOTAL OTHER AREAS – (Cost $19,191,714)		21,833,836
PACIFIC BASIN – 46.4%
HONG KONG – 18.4%
China Life Insurance Co., Ltd.	2,827,000	18,803,503
China Merchants Bank Co., Ltd.	2,585,000	13,158,059
China Mobile Ltd.	1,755,000	35,823,490
CNOOC Ltd.	4,893,000	10,240,245

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
HONG KONG – Continued
Hong Kong Exchanges and Clearing Ltd.	509,000	$16,812,877
Shimao Property Holdings Ltd.	4,283,500	15,199,026
TOTAL HONG KONG – (Cost $35,182,039)		110,037,200
INDONESIA – 1.2%
PT Telekomunikasi Indonesia, Series B	5,851,500	6,914,766
TOTAL INDONESIA – (Cost $4,207,432)		6,914,766
MALAYSIA – 3.2%
Bumiputra-Commerce Holdings	2,044,043	7,048,424
Resorts World Berhad	6,618,700	7,620,932
Telekom Malaysia Berhad	1,491,310	4,561,128
TOTAL MALAYSIA – (Cost $15,017,005)		19,230,484
SOUTH KOREA – 14.7%
GS Engineering & Construction Corp.	74,052	15,497,726
Hana Tour Service	103,431	9,255,622
Hyundai Development Co.	111,090	12,309,073
Hyundai Heavy Industries	31,435	17,450,316
KT&G Corp.	93,462	7,512,656
POSCO	21,912	15,691,396
Samsung Electronics	15,847	9,676,751
TOTAL SOUTH KOREA – (Cost $38,255,000)		87,393,540
TAIWAN – 8.9%
Asustek Computer, Inc.	2,788,000	9,809,630
Hon Hai Precision Industry	1,705,200	12,946,889
Innolux Display Corp.	2,441,544	11,303,444
Kye Systems	1	2
Shin Kong Financial Holding Co., Ltd.	3,246,868	3,006,359
Taiwan Semiconductor Manufacturing	8,248,495	16,242,407
TOTAL TAIWAN – (Cost $41,648,739)		53,308,731
TOTAL PACIFIC BASIN – (Cost $134,310,215)		276,884,721
TOTAL COMMON STOCKS† – (Cost $311,826,832)		584,907,458

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
PREFERRED STOCKS† – 1.2%
LATIN AMERICA – 1.2%
BRAZIL – 1.2%
AES Tiete, A Shares (Shown in units of 1,000)	202,678	$7,108,632
	TOTAL BRAZIL – (Cost $3,981,059)	7,108,632
	TOTAL LATIN AMERICA – (Cost $3,981,059)	7,108,632
	TOTAL PREFERRED STOCKS† – (Cost $3,981,059)	7,108,632
	TOTAL INVESTMENTS – (Cost $315,807,891) – 99.2%	592,016,090
	OTHER ASSETS LESS LIABILITIES – 0.8%	4,793,229
	NET ASSETS – 100.0%	$596,809,319

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.1%, Banks 12.0%, Building & Construction 6.9%, Communication Services 2.6%, Computer Software 1.1%, Computers 3.8%, Electric Utilities 2.9%, Electronics 3.5%, Financial Services 5.0%, Gas & Pipeline Utilities 2.8%, Gas Distribution 0.2%, Homebuilders 1.0%, Homebuilding 2.1%, Insurance 3.2%, Medical Services 1.3%, Metals 6.6%, Mining 0.9%, Oil & Gas 1.7%, Oil - Refining & Marketing 1.1%, Oil Integrated 4.1%, Real Estate 2.5%, Retail 2.6%, Semi-Conductor Manufacturing Equipment 2.7%, Shipbuilding 2.9%, Steel 5.7%, Telecommunications 9.4%, Telecommunications Services 5.3%, Tobacco 1.3%, Transport Services 1.6%, Travel Services 1.3%.

*  Non-income producing security.

^  Security fair valued using methods determined in good faith by or at the direction of the Trustees (see Note A in notes to financial statements). At October 31, 2007, fair valued securities in the fund amounted to $21,833,836 or 3.6% of its net assets.

#  Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS – 96.6%
AEROSPACE & DEFENSE – 0.5%
Sumitomo Precision Products Co., Ltd.	51,000	$201,586
AUTO PARTS – 6.8%
Aisin Seiki	22,300	908,508
Isuzu Motors Ltd.	128,000	630,209
Koito Manufacturing Co., Ltd.	50,000	692,584
Takata Corp.	10,500	372,253
		2,603,554
BANKS – 5.2%
Bank of Yokohama	60,000	422,312
Fukuoka Financial Group, Inc.	132,000	846,704
Mitsui Trust Holdings	94,000	745,547
		2,014,563
BUILDING AND CONSTRUCTION – 1.3%
PanaHome Corp.	77,000	495,913
CHEMICALS – 4.6%
Mitsubishi Gas Chemical Co., Inc.	77,000	762,224
Nifco	17,500	407,294
Nippon Paint Co., Ltd.	45,000	249,253
Nitto Denko	7,500	363,412
		1,782,183
COMPUTER SERVICES – 1.7%
TIS	37,300	645,673
COMPUTER SOFTWARE – 1.0%
NSD Co., Ltd.	24,200	376,745
COMPUTERS – 5.2%
Hitachi Systems & Services	28,700	619,451
Miraial Co., Ltd.	2,400	109,011
OBIC	6,340	1,267,835
		1,996,297
CONSTRUCTION – 1.4%
Daiwa House Industry	39,000	552,386
CONSTRUCTION AND BUILDING MATERIALS – 1.5%
Nippon Sheet Glass Co., Ltd.	98,000	592,935
ELECTRIC UTILITIES – 1.8%
Yokogawa Electric	55,300	691,699

See Notes to Financial Statements.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS – Continued
ELECTRICAL EQUIPMENT – 4.9%
Hirose Electric	7,100	$844,381
Sumitomo Electric Industries	64,200	1,031,184
		1,875,565
ELECTRONICS – 3.7%
Mitsumi Electric Co., Ltd.	13,300	605,253
Nihon Dempa Kogyo Co., Ltd.	7,200	355,740
Ryoyo Electro Corp.	32,400	452,446
		1,413,439
FINANCE-LEASING – 1.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,800	509,305
GAS DISTRIBUTION – 1.5%
Taiyo Nippon Sanso Corp.	64,000	567,521
IMPORT/EXPORT – 8.4%
Itochu	90,000	1,124,171
Sojitz Corp.	151,700	685,093
Toyota Tsusho	51,300	1,427,409
		3,236,673
INSURANCE – 1.5%
Nipponkoa Insurance	62,000	564,296
MANUFACTURING – 1.8%
Amano	20,600	256,596
Arrk Corp.	64,500	452,308
		708,904
MEDICAL PRODUCTS – 4.3%
Dainippon Sumitomo Pharma Co., Ltd.	39,000	361,384
Miraca Holdings, Inc.	36,500	855,827
Nihon Kohden Corp.	23,600	448,004
		1,665,215
METAL PROCESSORS & FABRICATORS – 3.5%
NTN	82,000	776,891
Ryobi Ltd.	86,000	574,749
		1,351,640
METALS – 1.3%
Furukawa Electric Co., Ltd. / The	104,000	495,818

See Notes to Financial Statements.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS – Continued
REAL ESTATE – 8.4%
Arnest One	39,400	$222,674
Daito Trust Construction Co., Ltd.	13,200	606,423
Leopalace21	40,200	1,275,361
Nomura Real Estate Holdings, Inc.	28,100	806,233
Tokyu Livable, Inc.	16,300	327,794
		3,238,485
RETAIL – 7.6%
Don Quijote Co., Ltd.	32,900	665,900
Edion	43,700	497,740
Geo	380	902,527
Shimachu	18,200	520,608
Shimamura	3,300	319,230
		2,906,005
SCHOOLS – 0.3%
TAC	36,500	115,481
SECURITY SERVICES – 1.5%
Sohgo Security Services Co., Ltd.	34,600	572,543
SOFTWARE – 2.4%
Capcom Co., Ltd.	32,800	932,553
STEEL – 1.4%
Tokyo Steel Manufacturing Co., Ltd.	38,800	533,746
TIRES & RUBBER – 4.8%
JSR	28,400	731,140
Sumitomo Rubber Industries, Ltd.	62,000	749,708
Zeon	39,000	365,102
		1,845,950
TRANSPORT SERVICES – 2.7%
Hitachi Transport System, Ltd.	42,800	500,474
Kamigumi	67,000	542,435
		1,042,909
TRANSPORTATION – 3.2%
Daihatsu Motor	60,655	639,332
Keio Electric Railway	96,000	582,499
		1,221,831

See Notes to Financial Statements.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS – Continued
TRAVEL SERVICES – 1.1%
H.I.S.	23,100	$437,511
TOTAL COMMON STOCKS – (Cost $34,752,150)		37,188,924
TOTAL INVESTMENTS – (Cost $34,752,150) – 96.6%		37,188,924
OTHER ASSETS LESS LIABILITIES – 3.4%		1,297,953
NET ASSETS – 100.0%		$38,486,877

See Notes to Financial Statements.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS† – 98.3%
BELGIUM – 3.8%
Delhaize Group	49,038	$4,650,592
TOTAL BELGIUM – (Cost $4,411,102)		4,650,592
BERMUDA – 2.1%
Ship Finance International	91,678	2,510,144
TOTAL BERMUDA – (Cost $1,860,538)		2,510,144
DENMARK – 3.3%
NKT Holding A/S	36,400	3,968,710
TOTAL DENMARK – (Cost $3,705,009)		3,968,710
FINLAND – 10.1%
Elisa OYJ	150,772	4,470,661
Nokian Renkaat OYJ	111,657	4,205,256
Ramirent OYJ	156,754	3,478,649
TOTAL FINLAND – (Cost $11,352,731)		12,154,566
FRANCE – 9.7%
Casino Guichard Perrachon SA	44,211	4,936,983
Euler Hermes SA	23,630	3,170,994
Rhodia SA*	94,074	3,645,244
TOTAL FRANCE – (Cost $11,966,995)		11,753,221
GERMANY – 15.6%
Deutsche Boerse AG	45,273	7,141,679
Hypo Real Estate Holding AG	85,850	5,099,919
MAN AG	33,822	6,035,916
Tognum AG*	15,407	555,936
TOTAL GERMANY – (Cost $10,972,583)		18,833,450
IRELAND – 6.6%
Anglo Irish Bank	296,565	4,968,433
Irish Life & Permanent PLC	134,687	3,070,885
TOTAL IRELAND – (Cost $6,124,544)		8,039,318
LUXEMBOURG – 5.9%
Millicom International Cellular SA*	60,787	7,141,257
TOTAL LUXEMBOURG – (Cost $2,351,332)		7,141,257
NETHERLANDS – 4.0%
TomTom NV*	61,014	4,866,300
TOTAL NETHERLANDS – (Cost $2,564,207)		4,866,300

See Notes to Financial Statements.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2007 (Unaudited)

	Shares	US Value
COMMON STOCKS† – Continued
PORTUGAL – 7.4%
Banco Espirito Santo SA	200,732	$4,861,676
Sonae S.G.P.S., SA	1,376,868	4,028,811
TOTAL PORTUGAL – (Cost $5,141,547)		8,890,487
SPAIN – 10.5%
Abertis Infraestructuras SA	110,534	3,679,418
Gestevision Telecinco SA	155,268	4,464,529
Indra Sistemas SA	157,287	4,563,594
TOTAL SPAIN – (Cost $10,901,023)		12,707,541
SWITZERLAND – 8.4%
Julius Baer Holding Ltd.	61,588	5,327,277
Sonova Holding AG	42,579	4,778,375
TOTAL SWITZERLAND – (Cost $4,832,494)		10,105,652
UNITED KINGDOM – 10.9%
Collins Stewart PLC	272,841	1,211,225
Investec PLC	214,096	2,586,437
Man Group PLC	268,516	3,282,953
Resolution PLC	187,253	2,844,240
Tullett Prebon PLC	357,508	3,285,680
TOTAL UNITED KINGDOM – (Cost $9,431,900)		13,210,535
TOTAL COMMON STOCKS† – (Cost $85,616,005)		118,831,773
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement with State Street Bank and Trust, 2.50%, 11/01/2007 (a)	$2,300,000	2,300,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $2,300,000)		2,300,000
TOTAL INVESTMENTS – (Cost $87,916,005) – 100.2%		121,131,773
OTHER ASSETS LESS LIABILITIES – (0.2)%		(278,066)
NET ASSETS – 100.0%		$120,853,707

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 0.5%, Banks 16.7%, Broadcasting 3.7%, Building & Construction 3.0%, Chemicals 3.0%, Computer Services 3.8%, Construction & Mining Equipment 2.9%, Diversified 3.3%, Finance 9.6%, Finance & Banking 2.1%, Financial Services 7.8%, Insurance 2.4%, Manufacturing 5.0%, Medical Products 4.0%, Retail 7.2%, Retail-Grocery 4.1%, Software 4.0%, Telecommunications Services 9.6%, Tires & Rubber 3.5% and Transport Services 2.1%.

*  Non-income producing security.

(a)  Repurchase agreement, dated 10/31/2007, due 11/01/2007 with repurchase proceeds of $2,300,160 is collateralized by Federal National Mortgage Association 6.28% due 07/07/2016 with a market value of $2,346,094.

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF ASSETS & LIABILITIES

OCTOBER 31, 2007 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund	MCBT Japan Mid Cap Fund	MCBT Pan European Mid Cap Fund
ASSETS
Investment in securities, at value	$80,157,561	$592,016,090	$37,188,924	$118,831,773
Repurchase agreements	178,000	–	–	2,300,000
Cash	582	–	–	71
Foreign currency, at value	398,099	5,509,980	1,004,703	–
Receivable for investments sold	324,314	–	260,152	–
Dividends and interest receivable	59,252	907,521	190,702	50,749
Foreign tax reclaims receivable	77,987	20,758	–	66,977
TOTAL ASSETS	81,195,795	598,454,349	38,644,481	121,249,570
LIABILITIES
Payable to Custodian Bank	–	277,073	159	–
Unrealized depreciation on spot contracts	1,914	–	–	–
Management fee payable	127,473	1,051,801	93,328	309,830
Payable to advisor	29,485	–	–	–
Administration fee payable	2,919	45,311	9,506	13,642
Trustees fee payable	126	9,338	2,570	2,313
Accrued expenses and other liabilities	45,501	261,507	52,041	70,078
TOTAL LIABILITIES	207,418	1,645,030	157,604	395,863
TOTAL NET ASSETS	$80,988,377	$596,809,319	$38,486,877	$120,853,707
COMPOSITION OF NET ASSETS
Paid-in capital	$76,363,985	$172,684,745	$28,589,259	$43,322,552
Undistributed net investment income (loss)	(100,157)	2,625,845	(303,401)	1,412,346
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,991,232)	145,284,196	7,767,552	42,895,729
Net unrealized appreciation on investments and foreign currency	13,715,781	276,214,533	2,433,467	33,223,080
TOTAL NET ASSETS	$80,988,377	$596,809,319	$38,486,877	$120,853,707
SHARES OF BENEFICIAL INTEREST OUTSTANDING*	4,895,271	38,465,850	3,156,227	5,543,084
NET ASSET VALUE PER SHARE	$16.54	$15.52	$12.19	$21.80
Identified cost of investments	$66,647,981	$315,807,891	$34,752,150	$87,916,005
Cost of foreign currency	$389,009	$5,508,694	$1,005,164	$–

*  Unlimited number of shares authorized

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 2007 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund	MCBT Japan Mid Cap Fund	MCBT Pan European Mid Cap Fund
INVESTMENT INCOME
Interest income	$4,312	$77,615	$–	$59,031
Dividend income	544,468	6,052,496	239,174	2,136,070
Foreign taxes withheld	(44,922)	(628,442)	(15,649)	(218,876)
TOTAL INVESTMENT INCOME	503,858	5,501,669	223,525	1,976,225
EXPENSES
Management fees	183,061	2,065,753	254,779	680,013
Custodian fees	61,659	420,146	44,587	77,593
Administration fees	10,649	135,604	20,123	39,693
Audit fees	28,666	28,666	28,659	28,665
Legal fees	5,180	75,943	12,181	20,350
Transfer agent fees	3,009	3,411	3,177	3,216
Trustees fees	1,823	26,466	4,233	7,068
Stock dividend tax	–	36,345	–	–
Miscellaneous expenses	8,881	82,389	23,918	17,831
TOTAL EXPENSES	302,928	2,874,723	391,657	874,429
Expense recaptured by Investment Manager	22,329	–	–	–
NET EXPENSES	325,257	2,874,723	391,657	874,429
NET INVESTMENT INCOME (LOSS)	178,601	2,626,946	(168,132)	1,101,796
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments	1,740,041	86,457,931	4,728,178	33,216,106
Net realized gain (loss) on foreign currency transactions	(39,372)	(335,221)	85,426	(132,085)
Net change in unrealized appreciation (depreciation) on: Investments	8,233,138	97,220,532	(5,440,857)	(28,573,054)
Foreign currency	14,775	(8,595)	10,904	2,930
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	9,948,582	183,334,647	(616,349)	4,513,897
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,127,183	$185,961,593	$(784,481)	$5,615,693

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MCBT Opportunistic EAFE Fund		MCBT Global Emerging Markets Fund
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
NET ASSETS, beginning of period	$29,118,526	$25,347,676	$522,330,052	$491,169,979
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	178,601	178,790	2,626,946	4,226,425
Net realized gain on investments and foreign currency transactions	1,700,669	5,099,800	86,122,710	90,390,297
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,247,913	(1,202,054)	97,211,937	(2,599,370)
Net increase in net assets from operations	10,127,183	4,076,536	185,961,593	92,017,352
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(87,065)	–	(3,980,863)
Net realized gains	–	–	–	(85,920,162)
Total distributions	–	(87,065)	–	(89,901,025)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	42,002,668	–	17,708,359	23,898,833
Reinvestment of distributions to shareholders	–	87,065	–	89,571,012
Cost of shares repurchased	(260,000)	(305,686)	(129,190,685)	(84,426,099)
Total increase (decrease) in net assets from capital share transactions	41,742,668	(218,621)	(111,482,326)	29,043,746
NET INCREASE IN NET ASSETS	51,869,851	3,770,850	74,479,267	31,160,073
NET ASSETS, end of period	$80,988,377	$29,118,526	$596,809,319	$522,330,052

Undistributed net investment income (loss)	$(100,157)	$(278,758)	$2,625,845	$(1,101)
OTHER INFORMATION:
Capital share transactions:
Shares sold	2,871,541	–	1,387,351	2,254,715
Shares issued in reinvestment of distributions to shareholders	–	6,621	–	8,850,890
Shares repurchased	(17,654)	(24,518)	(10,639,155)	(7,841,938)
Net share transactions	2,853,887	(17,897)	(9,251,804)	3,263,667

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MCBT Japan Mid Cap Fund		MCBT Pan European Mid Cap Fund
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
NET ASSETS, beginning of period	$88,451,338	$94,965,207	$167,992,389	$114,826,430
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	(168,132)	(264,118)	1,101,796	2,601,482
Net realized gain on investments and foreign currency transactions	4,813,604	10,469,632	33,084,021	18,368,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,429,953)	(20,095,725)	(28,570,124)	24,218,548
Net increase (decrease) in net assets from operations	(784,481)	(9,890,211)	5,615,693	45,188,875
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,304,623)	–	(2,215,146)
Net realized gains	–	(13,611,060)	–	(30,197,563)
Total distributions	–	(14,915,683)	–	(32,412,709)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	50,356	4,540,015	4,129,480	11,070,068
Reinvestment of distributions to shareholders	–	14,863,162	–	32,412,708
Cost of shares repurchased	(49,230,336)	(1,111,152)	(56,883,855)	(3,092,983)
Total increase (decrease) in net assets from capital share transactions	(49,179,980)	18,292,025	(52,754,375)	40,389,793
NET INCREASE (DECREASE) IN NET ASSETS	(49,964,461)	(6,513,869)	(47,138,682)	53,165,959
NET ASSETS, end of period	$38,486,877	$88,451,338	$120,853,707	$167,992,389

Undistributed net investment income (loss)	$(303,401)	$(135,269)	$1,412,346	$310,550
OTHER INFORMATION:
Capital share transactions:
Shares sold	4,061	294,565	200,424	557,730
Shares issued in reinvestment of distributions to shareholders	–	1,196,712	–	1,777,987
Shares repurchased	(4,046,385)	(74,456)	(2,721,171)	(140,645)
Net share transactions	(4,042,324)	1,416,821	(2,520,747)	2,195,072

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2007 (Unaudited) (2)		Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)	Year Ended April 30, 2003 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.260		$12.310	$11.020	$10.450	$7.630	$9.500
Net investment income	0.051		0.088	0.071	0.119	0.083	0.099
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.229		1.905	4.600	0.779	2.985	(1.795)
Total from investment operations	2.280		1.993	4.671	0.898	3.068	(1.696)
Less distributions:
Net investment income	–		(0.043)	(1.991)	(0.184)	(0.248)	(0.174)
Net realized gains	–		–	(1.390)	(0.144)	–	–
Total distributions	–		(0.043)	(3.381)	(0.328)	(0.248)	(0.174)
Net asset value, end of period	$16.540		$14.260	$12.310	$11.020	$10.450	$7.630
TOTAL INVESTMENT RETURN (1)	16.06%(3)		16.22%	48.23%	8.41%	40.26%	(17.82)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$80,988,377		$29,118,526	$25,347,676	$29,858,561	$34,797,368	$65,463,644
Operating gross expenses to average net assets	1.16	%(4)	1.70%	1.79%	1.38%	1.28%	1.12%
Operating net expenses to average net assets	1.24	%(4)	1.61%	1.79%	1.38%	1.28%	1.12%
Net investment income to average net assets	0.68	%(4)	0.70%	0.61%	1.09%	0.91%	1.24%
Portfolio turnover rate	39%		106%	81%	103%	82%	104%
Per share amount of fees recouped	$0.01		$–	$–	$–	$–	$–

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2007 (Unaudited) (2)		Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)	Year Ended April 30, 2003 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.950		$11.050	$7.830	$8.240	$5.340	$6.670
Net investment income	0.065		0.090	0.149	0.104	0.058	0.055
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.505		1.771 (5)	5.347	1.487	2.842	(1.350)
Total from investment operations	4.570		1.861	5.496	1.591	2.900	(1.295)
Less distributions:
Net investment income	–		(0.087)	(0.167)	(0.118)	–	(0.035)
Net realized gains	–		(1.874)	(2.109)	(1.883)	–	–
Total distributions	–		(1.961)	(2.276)	(2.001)	–	(0.035)
Net asset value, end of period	$15.520		$10.950	$11.050	$7.830	$8.240	$5.340
TOTAL INVESTMENT RETURN (1)	41.74%(3)		18.30%	77.13%	18.41%	54.31%	(19.39)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$596,809,319		$522,330,052	$491,169,979	$312,918,246	$461,142,097	$326,580,104
Operating gross expenses to average net assets	1.11	%(4)	1.11%	1.13%	1.16%	1.10%	1.13%
Operating net expenses to average net assets	1.11	%(4)	1.11%	1.13%	1.16%	1.10%	1.13%
Net investment income to average net assets	1.02	%(4)	0.85%	1.56%	1.25%	0.78%	0.99%
Portfolio turnover rate	25%		67%	102%	93%	107%	139%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

(5)  Includes a non-recurring gain from the Advisor recorded as a result of an incorrectly executed trade. The non-recurring gain resulted in an increase in net realized and unrealized gain (loss) on investments and foreign currency transactions of $0.013 per share. Excluding this non-recurring gain, total return would have been 0.12% lower.

See Notes to Financial Statements.

MCBT JAPAN MID CAP FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2007 (Unaudited) (2)		Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)	Year Ended April 30, 2003 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.290		$16.430	$12.650	$12.740	$6.830	$7.940
Net investment loss	(0.040)		(0.042)	(0.046)	(0.046)	(0.038)	(0.021)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.060)		(1.617)	5.826	0.471	6.034	(1.089)
Total from investment operations	(0.100)		(1.659)	5.780	0.425	5.996	(1.110)
Less distributions:
Net investment income	–		(0.217)	(0.332)	(0.515)	(0.086)	–
Net realized gains	–		(2.264)	(1.668)	–	–	–
Total distributions	–		(2.481)	(2.000)	(0.515)	(0.086)	–
Net asset value, end of period	$12.190		$12.290	$16.430	$12.650	$12.740	$6.830
TOTAL INVESTMENT RETURN (1)	(0.81)%(3)		(10.25)%	46.96%	3.33%	87.99%	(13.98)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$38,486,877		$88,451,338	$94,965,207	$76,572,693	$112,026,337	$80,167,912
Operating gross expenses to average net assets	1.54	%(4)	1.33%	1.31%	1.32%	1.30%	1.31%
Operating net expenses to average net assets	1.54	%(4)	1.33%	1.31%	1.32%	1.30%	1.31%
Net investment loss to average net assets	(0.66	)%(4)	(0.30)%	(0.32)%	(0.37)%	(0.39)%	(0.29)%
Portfolio turnover rate	24%		65%	56%	99%	125%	105%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

MCBT PAN EUROPEAN MID CAP FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2007 (Unaudited) (3)		Year Ended April 30, 2007 (3)	Year Ended April 30, 2006 (3)		Year Ended April 30, 2005 (3)	Year Ended April 30, 2004 (3)	Period Ended April 30, 2003* (3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.830		$19.570	$15.060		$15.060	$9.680	$10.000
Net investment income	0.167		0.384	0.191	(6)	0.072	0.026	0.006
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.803		6.018	8.222		2.400	5.427	(0.326)
Total from investment operations	0.970		6.402	8.413		2.472	5.453	(0.320)
Less distributions:
Net investment income	–		(0.351)	(0.262)		(0.049)	(0.073)	–
Net realized gains	–		(4.791)	(3.641)		(2.423)	–	–
Total distributions	–		(5.142)	(3.903)		(2.472)	(0.073)	–
Net asset value, end of period	$21.800		$20.830	$19.570		$15.060	$15.060	$9.680
TOTAL INVESTMENT RETURN (1)	4.66%(4)		36.46%	64.64%		16.07%	56.37%	(3.20)%(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$120,853,707		$167,992,389	$114,826,430		$93,954,059	$88,311,916	$60,447,926
Operating gross expenses to average net assets (2)	1.29	%(5)	1.32%	1.30%		1.37%	1.38%	1.37	%(5)
Operating net expenses to average net assets (2)	1.29	%(5)	1.32%	1.30%		1.37%	1.38%	1.36	%(5)
Net investment income to average net assets	1.62	%(5)	1.94%	1.12	%(6)	0.47%	0.20%	0.08	%(5)
Portfolio turnover rate	38%		55%	104%		119%	109%	149%

*  Fund commenced operations on June 6, 2002.

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  In accordance with the agreement, State Street waived the minimum requirements of its administration fees for the first six months of operations. There was no waiver after April 30, 2003.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Periods less than one year are not annualized.

(5)  Annualized.

(6)  Net investment income per share and the net investment income to average net assets ratio includes non-recurring dividend income amounting to $0.108 and 0.63%, respectively

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust currently offers four funds which have differing investment objectives and policies: MCBT Opportunistic EAFE Fund (the "Opportunistic EAFE Fund"), MCBT Global Emerging Markets Fund (the "Global Emerging Markets Fund"), MCBT Japan Mid Cap Fund (the "Japan Mid Cap Fund"), and MCBT Pan European Mid Cap Fund (the "Pan European Mid Cap Fund") (each a "Fund" and collectively, the "Funds"). On April 5, 2000 and June 10, 2003, the Trust's Board of Trustees authorized the creation of the MCBT All Countries World ex U.S. Fund and the MCBT Global Equity Fund, respectively, neither of which has commenced operations. The Opportunistic EAFE Fund, the Global Emerging Markets Fund, the Japan Mid Cap Fund, and the Pan European Mid Cap Fund commenced investment operations on July 1, 1994, February 14, 1997, August 15, 1994, and June 6, 2002, respectively. The Funds' Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments - The Funds' portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust ("Trustees"), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether fair valuation is appropriate, "significant events" may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters). At October 31, 2007, fair valued securities in the Opportunistic EAFE and Global Emerging Markets Fund amounted to $1,219,333 or 1.5% of its net assets and $21,833,836 or 3.6% of its net assets, respectively. The value of such securities may differ from the value that would be realized if the securities were sold.

Repurchase Agreements - In connection with transactions in repurchase agreements, the Funds' custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

Investment Transactions - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

Investment Income - Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date and as soon as the Fund is informed of such dividends. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Foreign Currency Translations - The records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on a daily basis when a Fund's net asset value is determined. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

Each Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts ("Forwards").

The net U.S. dollar value of foreign currency underlying all contractual commitments held by each Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of Forwards, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts - A Forward is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily at the prevailing forward exchange rate of the underlying currencies and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. At October 31, 2007, none of the Funds had open Forwards.

Although Forwards limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Equity Linked Securities - Each Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with,

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

derivative instruments. In addition, equity-linked securities may be considered illiquid and subject to each Fund's restrictions on investments in illiquid securities.

At October 31, 2007, the Opportunistic EAFE Fund and Global Emerging Markets Fund held equity-linked American style call warrants through Morgan Stanley & Co. ("MS&Co."), the issuer. Under the terms of the agreements, each warrant entitles the Fund to receive from MS&Co. an amount in U.S. dollars linked to the performance of specific equity shares.

Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknowns as this would involve future claims that may be made against the Funds that have not yet occurred.

Expenses - Expenses directly attributable to each Fund are charged to the respective Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

Distributions to Shareholders - Each Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the respective Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses, capital loss carryforwards, and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

Income Taxes - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

As of April 30, 2007, the following Funds had realized capital loss carry-forwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains to the extent provided by regulations:

Fund	Expiring April 30, 2010	Expiring April 30, 2011	Expiring April 30, 2012
Opportunistic EAFE Fund	$9,207,555	$3,069,185	$288,029
Global Emerging Markets Fund	2,784,929	–	–

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

As of April 30, 2007, the following Funds utilized capital loss carry-forwards for U.S. federal income tax purposes:

Fund	Capital Loss Carry-Forwards Utilized
Opportunistic EAFE Fund	$3,069,185
Global Emerging Markets Fund	5,288,940

As of April 30, 2007, the Fund elected for federal income tax purposes to defer the following current year post October 31 losses as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss	Post October Currency Loss
Opportunistic EAFE Fund	–	$7,834
Japan Midcap Fund	–	17,940

NOTE C - AGREEMENTS AND FEES

The Trust has entered into an Advisory Agreement with Martin Currie Inc. (the "Investment Manager"), a wholly-owned subsidiary of Martin Currie Limited, for each Fund. Under the Advisory Agreement, the Investment Manager provides investment management, advisory and certain administrative services to each Fund, for which each Fund pays the Investment Manager a management fee computed daily and paid quarterly based on the Fund's average net assets at the annual rates listed below:

Fund	Management Fee
Opportunistic EAFE Fund	0.70%
Global Emerging Markets Fund	0.80%
Japan Mid Cap Fund	1.00%
Pan European Mid Cap Fund	1.00%

Effective February 19, 2007, the Investment Manager contractually agreed to contribute to certain qualifying operating expenses of the MCBT Opportunistic EAFE Fund, to the extent that those qualifying expenses exceed 1.25% of the Fund's average daily net assets (the "Expense Limitation Level"). Under the terms of the agreement, if the qualifying expenses fall below the Expense Limitation Level, contributions made within a rolling 5 year period will be reimbursed by the Fund to the Investment Manager, provided that any such reimbursement will not cause the Fund to exceed the Expense Limitation Level. For the six months ended October 31, 2007 the Investment Manager reimbursed the Fund $7,156 and recaptured $29,485.

State Street Bank and Trust Company (the "Administrator" or "State Street") serves as administrator, custodian, transfer agent and dividend paying agent of the Trust. The Administrator performs certain administrative services for the Trust. Each Fund pays State Street, as administrator, a fee at the rate of 0.06% of the Funds' average net assets up to $125 million per Fund, 0.04% of the next $125 million per Fund, and 0.02% of those assets in excess of $250 million per Fund, subject to a $55,000 minimum fee per year per Fund, plus certain out of pocket costs. Fees are calculated on a complex- wide basis.

The Trust has adopted a distribution servicing plan in accordance with Rule 12b-1 under the 1940 Act for each Fund. The plan authorizes the Investment Manager to spend an amount of the management fee it collects for activities or services primarily intended to result in the sale of Fund shares or providing personal services to Fund shareholders.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $50,000 ($25,000 per Trustee). The Fund does not compensate its officers or interested trustees.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

NOTE D - INVESTMENT TRANSACTIONS

Excluding short-term investments and including in-kind redemptions, if any, each Fund's purchases and sales of investments for the period ended October 31, 2007 were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Opportunistic EAFE Fund	$60,735,893	$19,285,880
Global Emerging Markets Fund	128,222,836	240,414,716
Japan Mid Cap Fund	12,580,801	63,415,683
Pan European Mid Cap Fund	50,894,584	100,610,778

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2007 were as follows:

	Identified	Gross Unrealized		Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Opportunistic EAFE Fund	$66,647,981	$14,254,295	$566,715	$13,687,580
Global Emerging Markets Fund	315,807,891	277,021,607	813,408	276,208,199
Japan Mid Cap Fund	34,752,150	5,056,152	2,619,378	2,436,774
Pan European Mid Cap Fund	87,916,005	34,975,138	1,759,370	33,215,768

The net unrealized appreciation/(depreciation) on foreign currency transactions at October 31, 2007 on a federal income tax basis for each Fund was the same as book.

NOTE E - PRINCIPAL SHAREHOLDERS

The table below shows the number of shareholders each owning greater than 5% of the outstanding shares of a Fund as of October 31, 2007 and the total percentage of shares of the Fund held by such shareholders:

	5% or Greater Shareholders
Fund	Number	% of Shares
Opportunistic EAFE Fund	6	92.75%
Global Emerging Markets Fund	4	83.08
Japan Mid Cap Fund	5	82.89
Pan European Mid Cap Fund	5	81.53

NOTE F - CONCENTRATION OF RISK

Each Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. All of the Funds are subject to foreign risk and may experience more rapid and extreme changes in value than Funds investing solely in the United States. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different and often less comprehensive, accounting, reporting and disclosure requirements than U.S. issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - LINE OF CREDIT

The Trust participates in an unsecured, uncommitted line of credit agreement with State Street expiring October 31, 2008. Under the terms of the agreement, each Fund is permitted to borrow, subject to the limitations set forth in the Trust's Private Placement Memorandum, Statement of Additional Information and the 1940 Act, amounts that, in the aggregate for all Funds, will not exceed $50,000,000. The Trust pays an annual commitment fee of $5,000 which is allocated evenly to the participating Funds. Borrowings are charged interest at an annual rate equal to the then prevailing Federal Funds rate plus 0.75%, which is borne by each respective borrowing Fund. As of October 31, 2007, there were no outstanding borrowings. During the six months ended October 31, 2007, the Funds did not have any significant borrowings or allocated fees, except for Global Emerging Market Fund and Japan Mid Cap Fund. The Global Emerging Market Fund had outstanding borrowings on July 30, 2007 in the amount of $15,302,000, for which the Fund paid $2,603 in interest charges at an interest rate of 6.125%. The Japan Mid Cap Fund had outstanding borrowings from June 30, 2007 to July 30, 2007 in the amount of $850,000, for which the Fund paid $4,440 in interest charges at an average interest rate of 6.067%.

NOTE H - TRANSACTIONS WITH AFFILIATES

In August 2007, in connection with new investments into the MCBT Opportunistic EAFE Fund on behalf of existing clients of the Investment Manager, the Fund purchased portfolio securities directly from discretionary accounts managed by the Investment Manager in the approximate aggregate amount of $34,306,866. These transactions were conducted in accordance with the requirements of Rule 17a-7 under the 1940 Act.

NOTE I - NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

NOTE J - PAYMENTS MADE BY AFFILIATES

During the period ended October 31, 2007, the Investment Manager agreed to fully reimburse the Global Emerging Markets Fund $1,635 and the Pan European Mid Cap Fund $1,436 for losses caused by Martin Currie Inc.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

NOTE K - SUBSEQUENT EVENT DISCLOSURE

Effective January 1, 2008, the name of the MCBT Pan European Mid Cap Fund will change to "MCBT Pan European Select Fund". In connection with the name change, the Fund will institute certain disclosure changes relating to its principal investment strategies, which have been described in a notice to shareholders dated October 26, 2007 and which will be reflected in revisions to the Fund's Private Placement Memorandum and Statement of Additional Information.

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION
(Unaudited)

Quarterly Schedule of Investments

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third fiscal quarters of each fiscal year. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds' portfolio securities is available (1) without charge, upon request, by calling toll-free 1-866-480-1888 (Attention: Jamie Sandison); and (2) on page 9 of the Trust's Statement of Additional Information dated August 31, 2007, which is available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll-free 1-866-480-1888 (Attention: Jamie Sandison); and (2) on the website of the Securities and Exchange Commission at http://www.sec.gov.

Approval of Continuation of Investment Advisory Agreements

The Board of Trustees, including the Independent Trustees (the "Board" or the "Trustees"), at a meeting held in person in June 2007, considered the renewal of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (the "Advisory Agreements"). In connection with its deliberations at the June meeting, the Board requested and received from the Investment Manager information that the Board believed to be reasonably necessary to evaluate the Advisory Agreements, including: (1) detailed comparative performance data; (2) a standard investment advisory contract for the Funds; (3) biographies of employees primarily responsible for providing investment advisory services; (4) detailed comparative industry fee data; (5) information regarding brokerage allocation and best execution; and (6) the Investment Manager's Code of Ethics. In January 2007, in preparation for making their determinations with respect to the renewal of the Advisory Agreements, the Trustees had discussions with the portfolio managers in the Edinburgh offices of the Investment Manager. The Board carefully evaluated this information and discussed its deliberations with the Funds' counsel and the Funds' officers.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

Nature, Extent and Quality of the Services to be Provided by the Investment Manager

The Trustees considered the nature, quality and extent of the advisory services to be provided by the Investment Manager under each of the Advisory Agreements, and reviewed the quality of the advisory services provided by the Investment Manager to the Funds since their inception. They considered the investment style employed by the Investment Manager, the Investment Manager's research and analysis capabilities, the nature of the Investment Manager's experience and resources, the experience of relevant personnel of the Investment Manager and the Investment Manager's representations regarding staffing and the retention of personnel with relevant portfolio management experience, and the Investment Manager's resources, practices and procedures designed to address regulatory compliance matters, including the Investment Manager's brokerage allocation and best execution practices. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the overall nature, extent and quality of the services provided by the Investment Manager under the Advisory Agreements was reasonable.

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION
(Unaudited)

Costs of Services Provided and Profitability to the Investment Manager

At the request of the Trustees, the Investment Manager provided information regarding the costs of services provided and the profitability of the advisory arrangements to the Investment Manager. The Trustees reviewed the financial statements of the Investment Manager and information regarding potential "fall-out" benefits to the Investment Manager. Based on their review of this information, the Trustees concluded within the context of their overall conclusions regarding the Advisory Agreements that the profitability was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Investment Manager

The Trustees considered the investment performance of the Funds and the Investment Manager. In this regard the Investment Manager provided the Trustees with performance information showing the short-term (i.e., 1, 3 and 6 month) and long-term (i.e., 1, 3 and 5 year and since inception, as applicable) performance of the Funds. The Investment Manager also provided short-term and long-term Lipper rankings and performance data for each Fund's respective benchmark. The Independent Trustees noted that they reviewed the Funds' performance throughout the year and reiterated that they had considered the investment performance of the Funds and of the Investment Manager at the January 2007 meeting with the portfolio managers and other Investment Manager representatives. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that they were satisfied with the steps the Investment Manager is taking to maintain the performance of the Funds.

Advisory Fees, Expense Ratios and Economies of Scale

The Trustees then considered the contractual advisory fee rate paid by each of the Funds to the Investment Manager. The Trustees compared the fee rate of each Fund to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category. The Trustees considered more generally whether the Funds were likely to benefit from any economies of scale in the management of each Fund in the event of growth in assets of such Fund. It was noted to the Trustees that negotiations with State Street to reduce trading and other costs of the Funds had resulted in lower fees for each of the Funds. The Trustees then concluded that overall expenses of the Funds appeared reasonable and that they believed that the management fees were reasonable compared to those charged to comparable funds selected by Lipper. The Trustees also considered the fees paid by the Funds relative to those paid by other clients of the Investment Manager for similar investment objectives. The Trustees then concluded that the advisory fees charged to the Funds represent reasonable compensation in light of the nature and quality of the services provided by the Investment Manager to the Funds.

Based on its evaluation of factors that it deemed to be material, including those factors described above, the Board of Trustees, including all of the Independent Trustees, concluded that the each Fund's Advisory Agreement with the Investment Manager should be continued for an additional one-year period, commencing July 15, 2007.

Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intend to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

MARTIN CURRIE BUSINESS TRUST

OTHER INFORMATION
(Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

"Expenses Paid During Period" include amounts reflected in the Funds' Statement of Operations net of reimbursement by the investment advisor. Please note that the expenses do not reflect shareholder transaction costs such as sales charges or redemption fees. The second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 through October 31, 2007
Actual
Opportunistic EAFE Fund	$1,000.00	$1,160.59	$6.73
Global Emerging Markets Fund	1,000.00	1,417.35	6.68
Japan Mid Cap Fund	1,000.00	991.86	7.71
Pan European Mid Cap Fund	1,000.00	1,046.57	6.64
Hypothetical (assuming a 5% return before expenses)
Opportunistic EAFE Fund	$1,000.00	$1,018.90	$6.29
Global Emerging Markets Fund	1,000.00	1,019.61	5.58
Japan Mid Cap Fund	1,000.00	1,017.39	7.81
Pan European Mid Cap Fund	1,000.00	1,018.65	6.55

*  Expenses are equal to the Funds' annualized expense ratio of 1.24%, 1.10%, 1.54% and 1.29%, for Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Mid Cap Fund and Pan European Mid Cap Fund, respectively, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current fiscal year.

TRUSTEES AND OFFICERS

Information about the Trust's Trustees and officers appears below. There is no limit to the term a Trustee may serve. The President, Treasurer and Clerk are elected annually. Other officers may be elected or appointed by the Trustees at any time. The address of each Trustee and officer is c/o Martin Currie Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES. The Funds' Statement of Additional Information has further information about the Trustees and is available without charge by calling 1-212-258-1900.

Interested Trustee

The Trustee below is an "interested person" (as defined by the Investment Company Act of 1940, as amended (the "1940 Act") in that he is an employee of Martin Currie Inc., the investment adviser to each Fund.

Name and Age	Position(s) Held with Fund	Position Held Since	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (1)	Other Directorships (2)
Timothy J.D. Hall 46	Trustee and President	2000	4	Director of Martin Currie (Holdings) Ltd.; Member of the main board of Martin Currie Ltd. (parent company); Director and Vice President of Martin Currie Inc. (investment adviser); Director of the following companies: Martin Currie Investment Management Ltd., (investment adviser); Martin Currie Services Ltd., (investment management); Martin Currie Management Ltd., (investment management); Martin Currie Trustees Ltd., (trustee company); Moorgate Investment Management Ltd., Edinburgh International Investment Trust Ltd. and The Western Canada Investment Company Ltd.	None

Non-Interested Trustees

Each Trustee below is not an "interested person" (as defined by the 1940 Act).

Name and Age	Position(s) Held with Fund	Position Held Since	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (1)	Other Directorships (2)
Simon D. Eccles 73	Trustee	1994	4	Director, Sherrill House, Inc. (not-for-profit nursing home). Formerly: Chairman of, Consultant to and Director of BFS Absolute Trust PLC (closed-end fund); Director of 10/10 Digital Ltd. (consultancy).	None

Patrick R. Wilmerding 64	Trustee	1994	4	Self-employed investment manager; Director of The Providence Journal (newspaper). Formerly: Director of Lenox Capital (private equity firm); and Division Executive of The First National Bank of Boston (bank).	None

Officers (Other Than Officers Who Are Also Trustees)

Name and Age	Position(s) Held with Fund	Position Held Since	Principal Occupations During Past Five Years (1)
Ralph M. Campbell 40	Vice President and Treasurer	2005	Director of Martin Currie (Holdings) Ltd.; Member of the main board of Martin Currie Ltd. (parent company); Director and Vice President of Martin Currie Inc., Director of Martin Currie Investment Management Ltd., Director of Martin Currie Trustees Ltd., Director of Martin Currie Services Ltd., Director of Martin Currie Management Ltd., President and Director of Martin Currie (Bermuda) Ltd., Director of Moorgate Investment Management Ltd., Director of The Western Canada Investment Company Ltd. Formerly: Director of Finance of GE Capital Auto Financing.

Jacqui Hughes 34	Vice President and Chief Compliance Officer	2006	Compliance officer for the group of companies owned by Martin Currie Ltd.; Director of Martin Currie Inc.; Director of Martin Currie Investment Management Ltd.

Lorraine McFarlane 44	Clerk and Senior Risk & Compliance Adviser	2002	Senior Risk & Compliance Adviser, Martin Currie Investment Management Ltd.

(1)  Previous positions during the past five years with any of the group of companies owned by Martin Currie Ltd. are omitted if not materially different from the positions listed.

(2)  Indicates other directorships held by a Trustee with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

[This page intentionally left blank]

MARTIN CURRIE BUSINESS TRUST

TRUSTEES AND OFFICERS

Timothy J.D. Hall, Trustee and President *

Simon D. Eccles, Trustee

Patrick R. Wilmerding, Trustee

Ralph M. Campbell, Vice President and Treasurer

Jacqui Hughes, Vice President and Chief Compliance Officer

Lorraine McFarlane, Clerk

* Interested Trustee

INVESTMENT MANAGER

Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh EH1 2ES
Scotland

011-44-131-229-5252

Authorized and regulated by Financial Services Authority

Registered Investment Adviser with the SEC

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors. Shares of the Martin Currie Business Trust may be issued and sold solely in private transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Trust may only be made by individuals who are accredited investors within the meaning of Regulation D of the 1933 Act.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Timothy J.D. Hall
Name:	Timothy J.D. Hall
Title:	President
Date:	January 7, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 7, 2008	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: January 7, 2008	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Treasurer

EXHIBIT LIST

12(a)(2)(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a)(2)(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.